UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21190
                                                     ---------
    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           399 Park Avenue, 7th Floor
                               New York, NY 10043
                               ------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      CitiGroup Alternative Investments LLC
                           399 Park Avenue, 7th Floor
                               New York, NY 10043
                               ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 816-4999
                                                           --------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                  Date of reporting period: September 30, 2003
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2003

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                             $  4,049,644
Investments in investment funds, at fair value (Cost: $64,465,500)                      68,761,510
Pre-paid contribution to investment funds                                                2,000,000
Receivable from affiliate                                                                    1,393
Other assets                                                                                69,995
                                                                              ---------------------

        TOTAL ASSETS                                                                    74,882,542
                                                                              ---------------------

LIABILITIES

Management fee payable                                                                     139,808
Offering costs payable                                                                      20,193
Accounts payable and accrued expenses                                                      298,098
                                                                              ---------------------

        TOTAL LIABILITIES                                                                  458,099
                                                                              ---------------------

             MEMBERS' CAPITAL                                                         $ 74,424,443
                                                                              =====================

MEMBERS' CAPITAL

Members' capital at beginning of period                                               $ 38,426,667
Capital contributions                                                                   33,342,825
Capital withdrawals                                                                       (343,453)
Net investment loss                                                                     (1,053,099)
Net realized loss on investments                                                           (17,342)
Net change in unrealized appreciation on investments                                     4,068,845
                                                                              ---------------------

        MEMBERS' CAPITAL APPLICABLE TO 70,760.752 UNITS OUTSTANDING                   $ 74,424,443
                                                                              =====================

        NET ASSET VALUE PER UNIT                                                      $   1,051.78
                                                                              =====================

   The accompanying notes are an integral part of these financial statements.

                                       2

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------
                                                                         COST           FAIR VALUE          % OF MEMBERS'
                                                                                                               CAPITAL

        FIXED INCOME ARBITRAGE
             Alliance High Grade Strategy Partners, L.P.          $ 1,470,000          $ 1,529,628              2.05%
             Concordia I, L.P.                                      1,070,000            1,105,812              1.49%
             PIMCO Global Relative Value Fund, L.L.C.               1,250,000            1,276,631              1.71%

        EVENT DRIVEN
             Brencourt Multi-Strategy, L.P.                         $ 960,000          $ 1,022,469              1.37%
             Canyon Value Realization Fund, L.P.                    2,150,000            2,231,805              3.00%
             Clinton Riverside Convertible Fund, L.P.               2,360,000            2,320,382              3.12%
             Courage Special Situations Fund, L.P.                  1,760,000            2,006,612              2.70%
             GoldenTree High Yield Partners, L.P.                   2,460,000            2,996,081              4.03%
             Lydian Partners II, L.P.                               1,910,000            2,094,112              2.81%
             Post Opportunity Fund, L.P.                            2,000,000            2,295,553              3.08%
             Purchase Associates II, L.P.                           1,360,000            1,415,453              1.90%
             ReCap Partners, L.P.                                     960,000            1,059,596              1.42%
             Taconic Capital Partners, L.P.                         1,760,000            1,870,028              2.51%
             West Broadway Partners, L.P.                           1,370,000            1,405,863              1.89%

        EQUITY ARBITRAGE
             Frontpoint Utility & Energy, L.P.                    $ 2,000,000          $ 2,024,543              2.72%
             Jemmco Partners, L.P.                                  1,468,500            1,481,068              1.99%
             Pentangle Partners, L.P.                               1,468,500            1,528,678              2.05%
             SSI Long/Short Equity Market Neutral, L.P.             1,708,500            1,712,075              2.30%

        DISCRETIONARY
             Chilton Small Cap Partners, L.P. Class A             $ 3,720,000          $ 4,145,663              5.57%
             Delta Institutional, L.P.                              4,100,000            4,856,344              6.53%
             North River Partners,  L.P.                            4,720,000            5,289,528              7.11%
             North Sound Legacy Institutional,  L.L.C               6,000,000            6,013,036              8.08%
             Oberon Long/Short Japan Fund, L.L.C                    4,000,000            4,180,048              5.62%
             Prism Partners I, L.P.                                 6,500,000            6,925,770              9.31%
             Willow Creek Capital Partners, L.P.                    5,940,000            5,974,732              8.03%

                                                         ------------------------------------------   --------------------------
TOTAL INVESTMENTS                                                  64,465,500           68,761,510             92.39%
                                                         ==========================================   ==========================

OTHER ASSETS, LESS LIABILITIES                                                         $ 5,662,933              7.61%
                                                                              ---------------------   --------------------------


MEMBERS' CAPITAL                                                                       $74,424,443            100.00%
                                                                              =====================   ==========================

Note: Investments in underlying Investment Funds are categorized by investment strategy.


   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                                         $     9,413
                                                                              ---------------------

           TOTAL INVESTMENT INCOME                                                           9,413
                                                                              ---------------------

EXPENSES
      OPERATING EXPENSES:
        Management fees                                                                    698,035
        Professional fees                                                                   49,748
        Amortization of offering costs                                                      91,399
        Marketing fees                                                                      43,552
        Administration fees                                                                 92,187
        Custodian fees                                                                       5,926
        Directors' fees and expenses                                                        10,452
        Miscellaneous expenses                                                              71,213
                                                                              ---------------------

           Total operating expenses                                                      1,062,512
                                                                              ---------------------

           Net investment loss                                                          (1,053,099)
                                                                              ---------------------

Realized and unrealized gain on investments

Net realized loss on investments                                                           (17,342)
Net change in unrealized appreciation on investments                                     4,068,845
                                                                              ---------------------

Net realized and unrealized gain on investments                                          4,051,503
                                                                              ---------------------

Increase in members' capital derived from investment activities                        $ 2,998,404
                                                                              =====================


   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
          FOR THE PERIODS APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003 AND
           JANUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED         THREE MONTHS ENDED
                                                                               SEPTEMBER 30, 2003          MARCH 31, 2003
From investment activities

      Net investment loss                                                             $ (1,053,099)                 $  (411,448)
      Net realized loss on investments                                                     (17,342)                      (2,650)
      Net change in unrealized appreciation on investments                               4,068,845                      227,165
                                                                              ---------------------   --------------------------

        INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM INVESTMENT ACTIVITIES                                               2,998,404                     (186,933)

Members' capital transactions

      Capital contributions                                                             33,342,825                   38,613,600
      Capital withdrawals                                                                 (343,453)                           -
                                                                              ---------------------   --------------------------

        INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS                                               32,999,372                   38,613,600



        MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                         38,426,667                            -
                                                                              ---------------------   --------------------------

        MEMBERS' CAPITAL AT END OF PERIOD (70,760.752 AND 38,586.549 UNITS
        OUTSTANDING AT SEPTEMBER 30, 2003 AND MARCH 31, 2003, RESPECTIVELY)           $ 74,424,443                   38,426,667
                                                                              =====================   ==========================


   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
             FOR THE PERIOD APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities                       $  2,998,404
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
      Increase in investment funds, at fair value                                      (35,168,845)
      Increase in pre-paid contibution to investment funds                              (2,000,000)
      Decrease in receivable from affiliate                                                 88,305
      Decrease in other assets                                                              77,851
      Increase in management fee payable                                                    67,622
      Decrease in offering costs payable                                                   (26,149)
      Increase in accounts payable and accrued expenses                                    145,548
                                                                              ---------------------
        NET CASH USED IN OPERATING ACTIVITIES                                          (33,817,264)

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                             33,342,825
      Capital withdrawals                                                                 (343,453)
      Decrease in contributions received in advance                                     (7,147,500)
                                                                              ---------------------
        NET CASH PROVIDED BY FINANCING ACTIVITIES                                       25,851,872

                                                                              ---------------------
        Net decrease in cash and cash equivalents                                       (7,965,392)

        Cash and cash equivalents at beginning of period                                12,015,036
                                                                              ---------------------
        Cash and cash equivalents at end of period                                    $  4,049,644
                                                                              =====================



   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS
          FOR THE PERIODS APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003 AND
           JANUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

                                                                                SIX MONTHS ENDED         THREE MONTHS ENDED
                                                                               September 30, 2003          MARCH 31, 2003


NET ASSET VALUE, BEGINNING OF PERIOD:                                                 $     995.86                 $   1,000.00
                                                                              =====================   ==========================
      INCOME FROM INVESTMENT OPERATIONS:
      Net investment loss                                                                   (17.82)                      (12.87)
      Net realized and unrealized gain on investments                                        73.74                         8.73
                                                                              ---------------------   --------------------------
      TOTAL FROM INVESTMENT OPERATIONS                                                       55.92                        (4.14)
                                                                              ---------------------   --------------------------

NET ASSET VALUE, END OF PERIOD:                                                       $   1,051.78                     $ 995.86
                                                                              =====================   ==========================

TOTAL RETURN                                                                               5.62%**                    (0.41%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                                             $ 74,424,443                 $ 38,426,667
                                                                              =====================   ==========================
Portfolio turnover                                                                        14.02% *                     29.92% *
Ratio of expenses to average net assets                                                  (3.45%) *                      5.28% *
Ratio of net investment loss to average net assets                                       (3.42%) *                    (5.22%) *

*     Annualized.
** Total return for a period of less than a full year is not annualized.


THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


   The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series G. The investment objective of Multi-Strategy Series G is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series G can be described as a fund of hedge funds.

         Units of Multi-Strategy Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series G from each Member is $25,000 (and was $50,000 through November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI" or "the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series G's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series G and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series G to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums. Multi-Strategy Series G values these investments at fair value based on financial data supplied by the Investment Funds.

         A.       PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

                                        8                            (continued)

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------

         Multi-Strategy Series G's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets generally will charge Multi-Strategy Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series G's investment in an Investment Fund represents the amount that Multi-Strategy Series G can reasonably expect to receive from an Investment Fund if Multi-Strategy Series G's investment were redeemed at the time of valuation, based on information reasonably available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         Pre-paid contribution to investment funds represent investments made by Multi-Strategy Series G which are effective as of October 1, 2003.

         B.       FUND EXPENSES

         Multi-Strategy Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series G's account; professional fees; costs of insurance; registration expenses; organizational expenses and expenses of meetings of the Board of Directors. Offering costs have been deferred and are being amortized over the first twelve months of operations.

         C.       INCOME TAXES

         Multi-Strategy Series G currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series G's taxable income or loss.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------

         D.       CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest.

         E.       USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
         OTHER

         CAI,  as  Adviser,   provides  certain  management  and  administrative
         services to Multi-Strategy Series G, including, among other things, providing office space and other support services. In consideration for such services, Multi-Strategy Series G will pay the Adviser a monthly management fee equal to 0.188% (2.25% on an annualized basis) of end of month Members' Capital. The Adviser will pay a portion of the fee to its affiliates.

         Placement agents may be retained by the Company to assist in the placement of Units. A placement agent, which may be affiliated with the Adviser, will generally be entitled to receive a fee from each investor in the Company whose Units the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         At this time, Citigroup Global Markets, Inc., an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc., serves as the sole placement agent of the Multi-Strategy Series G Units.

         Multi-Strategy Series G pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of PNC Bank, N.A., to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

         Receivable  from  affiliate   represents   amounts  due  from  CAI  for
         reimbursement of organizational expenses.

         Each Director who is not an "interested person" of Multi-Strategy Series G, as defined by the 1940

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------

         Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Any Director who is an "interested person" does not receive any annual or other fee from Multi-Strategy Series G. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series G for the period April 1, 2003 through September 30, 2003 were $10,452.

         PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of Multi-Strategy Series G's assets and provides custodial services for Multi-Strategy Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series G.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of and for the period from April 1, 2003 through September 30, 2003. At September 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

         Aggregate purchases                         $35,040,000
         Aggregate proceeds from sales               $4,017,595
         Gross unrealized appreciation               $7,397,069
         Gross unrealized depreciation               $3,328,224
         Net unrealized appreciation                 $4,068,845

     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series G to repurchase Units from Members pursuant to written tenders by members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series G for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------



     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

     7.  SUBSEQUENT EVENT

         In its September 18, 2003 meeting, the Board of Directors approved the Adviser's recommendation that a tender offer be made for up to 5% of the outstanding Multi-Strategy Series G Units. The tender offer period began on October 23, 2003 and will expire on November 24, 2003. Units tendered will be redeemed at the unaudited net asset value per Unit as of December 31, 2003.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2003

                                   (UNAUDITED)

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS

Cash and cash equivalents                                                             $  5,577,219
Investments in investment funds, at fair value (Cost: $45,831,000)                      48,503,011
Receivable from affiliate                                                                    1,262
Other assets                                                                                61,825
                                                                               --------------------

        TOTAL ASSETS                                                                    54,143,317
                                                                               --------------------

LIABILITIES

Management fee payable                                                                      89,805
Offering costs payable                                                                      19,606
Accounts payable and accrued expenses                                                      241,408
                                                                               --------------------

        TOTAL LIABILITIES                                                                  350,819
                                                                               --------------------

             MEMBERS' CAPITAL                                                         $ 53,792,498
                                                                               ====================

MEMBERS' CAPITAL

Members' capital at beginning of period                                               $ 27,852,030
Capital contributions                                                                   24,232,275
Net investment loss                                                                       (740,216)
Net realized loss on investments                                                           (72,927)
Net change in unrealized appreciation on investments                                     2,521,336
                                                                               --------------------

        MEMBERS' CAPITAL APPLICABLE TO 51,875.668 UNITS OUTSTANDING                   $ 53,792,498
                                                                               ====================

        NET ASSET VALUE PER UNIT                                                      $   1,036.95
                                                                               ====================

   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        COST            FAIR VALUE          % OF MEMBERS'
                                                                                                               CAPITAL
        FIXED INCOME ARBITRAGE
             Alliance High Grade Strategy Partners, L.P.         $ 1,290,000           $ 1,355,401              2.52%
             Concordia I, L.P.                                       630,000               653,412              1.21%
             PIMCO Global Relative Value Fund, L.L.C.              1,060,000             1,094,265              2.04%

        EVENT DRIVEN
             Brencourt Multi-Strategy, L.P.                        $ 800,000             $ 852,056              1.59%
             Canyon Value Realization Fund, L.P.                   1,300,000             1,350,403              2.51%
             Clinton Riverside Convertible Fund, L.P.              1,350,000             1,334,988              2.48%
             Courage Special Situations Fund, L.P.                   800,000               916,914              1.70%
             GoldenTree High Yield Partners, L.P.                  1,350,000             1,660,486              3.09%
             Lydian Partners II, L.P.                              1,300,000             1,424,367              2.65%
             Post Opportunity Fund, L.P.                           1,280,000             1,474,669              2.74%
             Purchase Associates II, L.P.                            800,000               834,264              1.55%
             ReCap Partners, L.P.                                    800,000               882,996              1.64%
             Taconic Capital Partners, L.P.                          800,000               854,927              1.59%
             West Broadway Partners, L.P.                            800,000               822,007              1.53%

        EQUITY ARBITRAGE
             Frontpoint Utility & Energy, L.P.                   $ 3,050,000           $ 3,064,928              5.70%
             Jemmco Partners, L.P.                                 3,067,000             3,086,681              5.74%
             Pentangle Partners, L.P.                              2,817,000             2,938,172              5.46%
             SSI Long/Short Equity Market Neutral, L.P.            2,707,000             2,721,415              5.06%

        DISCRETIONARY
             Chilton Small Cap Partners, L.P. Class A            $ 2,620,000           $ 2,883,674              5.36%
             Delta Institutional, L.P.                             2,290,000             2,738,694              5.09%
             North River Partners,  L.P.                           2,370,000             2,664,136              4.95%
             North Sound Legacy Insitutional Fund, LLC             3,000,000             3,006,518              5.59%
             Oberon Long/Short Japan Trust                         2,250,000             2,341,108              4.35%
             Prism Partners I, L.P.                                3,500,000             3,722,248              6.92%
             Willow Creek Capital Partners, L.P.                   3,800,000             3,824,282              7.11%


                                                         --------------------  --------------------    -------------------------
TOTAL INVESTMENTS                                                $45,831,000           $48,503,011             90.17%
                                                         ====================  ====================    =========================

OTHER ASSETS, LESS LIABILITIES                                                         $ 5,289,487              9.83%
                                                                               --------------------    -------------------------


MEMBERS' CAPITAL                                                                       $53,792,498            100.00%
                                                                               ====================    =========================



Note: Investments in underlying Investment Funds are categorized by investment strategy.

   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF OPERATIONS
             FOR THE PERIOD APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Interest                                                                          $     9,504
                                                                               --------------------

           TOTAL INVESTMENT INCOME                                                           9,504
                                                                               --------------------

EXPENSES
     OPERATING EXPENSES:
        Management fees                                                                    452,600
        Professional fees                                                                   43,007
        Amortization of offering costs                                                      86,818
        Marketing fees                                                                      31,651
        Administration fees                                                                 67,028
        Custodian fees                                                                       5,896
        Directors' fees and expenses                                                         7,596
        Miscellaneous expenses                                                              55,124
                                                                               --------------------

           Total operating expenses                                                        749,720
                                                                               --------------------

           Net investment loss                                                            (740,216)
                                                                               --------------------

Realized and unrealized gain on investments

Net realized loss on investments                                                           (72,927)
Net change in unrealized appreciation on investments                                     2,521,336
                                                                               --------------------

Net realized and unrealized gain on investments                                          2,448,409
                                                                               --------------------

Increase in members' capital derived from investment activities                        $ 1,708,193
                                                                               ====================

   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
          FOR THE PERIODS APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003 AND
              JANUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED           THREE MONTHS ENDED
                                                                                 SEPTEMBER 30, 2003            MARCH 31, 2003
From investment activities

     Net investment loss                                                               $  (740,216)                 $  (345,795)
     Net realized loss on investments                                                      (72,927)                      (1,900)
     Net change in unrealized appreciation on investments                                2,521,336                      150,675
                                                                               --------------------    -------------------------

        INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM INVESTMENT ACTIVITIES                                               1,708,193                     (197,020)

Members' capital transactions

     Capital contributions                                                              24,232,275                   28,049,050
                                                                               --------------------    -------------------------

        INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS                                               24,232,275                   28,049,050


        MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                         27,852,030                            -
                                                                               --------------------    -------------------------


        MEMBERS' CAPITAL AT END OF PERIOD (51,875.668 AND
        28,040.607 UNITS OUTSTANDING AT SEPTEMBER 30, 2003
        AND MARCH 31, 2003 RESPECTIVELY)                                               $53,792,498                  $27,852,030
                                                                               ====================    =========================


   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                             STATEMENT OF CASH FLOWS
             FOR THE PERIOD APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003
                                   (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities                        $ 1,708,193
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
     Increase in investment funds, at fair value                                       (23,641,336)
     Decrease in receivable from affiliate                                                  84,065
     Decrease in other assets                                                               78,288
     Increase in management fee payable                                                     43,307
     Decrease in offering costs payable                                                    (24,916)
     Increase in accounts payable and accrued expenses                                     102,348
                                                                               --------------------
        NET CASH USED IN OPERATING ACTIVITIES                                          (21,650,051)

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                              24,232,275
     Decrease in contributions received in advance                                      (3,739,450)
                                                                               --------------------
        NET CASH PROVIDED BY FINANCING ACTIVITIES                                       20,492,825

                                                                               --------------------
           Net decrease in cash and cash equivalents                                    (1,157,226)

           Cash and cash equivalents at beginning of period                              6,734,445
                                                                               --------------------
           Cash and cash equivalents at end of period                                  $ 5,577,219
                                                                               ====================




   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M
                              FINANCIAL HIGHLIGHTS
          FOR THE PERIODS APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003 AND
              JANUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                           MARCH 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

                                                                                  SIX MONTHS ENDED           THREE MONTHS ENDED
                                                                                 SEPTEMBER 30, 2003            MARCH 31, 2003


NET ASSET VALUE, BEGINNING OF PERIOD:                                                     $ 993.27                   $ 1,000.00
                                                                               ====================    =========================
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                                                    (17.10)                      (13.23)
     Net realized and unrealized gain on investments                                         60.78                         6.50
                                                                               --------------------    -------------------------
     TOTAL FROM INVESTMENT OPERATIONS                                                        43.68                        (6.73)
                                                                               --------------------    -------------------------

NET ASSET VALUE, END OF PERIOD:                                                         $ 1,036.95                     $ 993.27
                                                                               ====================    =========================

TOTAL RETURN                                                                               4.40%**                    (0.67%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                                             $ 53,792,498                 $ 27,852,030
                                                                               ====================    =========================
Portfolio turnover                                                                        18.33% *                     25.96% *
Ratio of expenses to average net assets                                                   (3.35%)*                      5.44%%*
Ratio of net investment loss to average net assets                                        (3.31%)*                    (5.39%) *

*    Annualized.
** Total return for a period of less than a full year is not annualized.



THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


   The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------


     1.  ORGANIZATION

         Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC ("Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company consists of two separate series, Multi-Strategy Series M and Multi-Strategy Series G (each a "Series"). The financial statements included herein are for Multi-Strategy Series M. The investment objective of Multi-Strategy Series M is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Multi-Strategy Series M can be described as a fund of hedge funds.

         Units of Multi-Strategy Series M are sold to eligible investors (referred to as "Members"). The minimum initial investment in Multi-Strategy Series M from each Member is $25,000 (and was $50,000 through November 1, 2003); the minimum additional investment is $10,000.

         Citigroup Alternative Investments LLC ("CAI", or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Multi-Strategy Series M's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Multi-Strategy Series M's assets to various Investment Funds. AMACAR Partners, Inc. is the managing member of Multi-Strategy Series M and has delegated substantially all authority to oversee the management of the operations and assets of Multi-Strategy Series M to the Board of Directors.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums. Multi-Strategy Series M values these investments at fair value based on financial data supplied by the Investment Funds.

         A.       PORTFOLIO VALUATION

         The net asset value of Multi-Strategy Series M is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

                                       8                             (continued)

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------



         Multi-Strategy Series M's investments in Investment Funds are carried at fair value as determined by Multi-Strategy Series M's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets generally will charge Multi-Strategy Series M, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

         As a general matter, the fair value of Multi-Strategy Series M's investment in an Investment Fund represents the amount that Multi-Strategy Series M can reasonably expect to receive from an Investment Fund if Multi-Strategy Series M's investment were redeemed at the time of valuation, based on information reasonably available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

         B.       FUND EXPENSES

         Multi-Strategy Series M bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Multi-Strategy Series M's account; professional fees; costs of insurance; registration expenses; organizational expenses and expenses of meetings of the Board of Directors. Offering costs have been deferred and are being amortized over the first twelve months of operations.

         C.       INCOME TAXES

         Multi-Strategy Series M currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Each Member will be required to report on his, her or its own annual tax return the Member's distributive share of Multi-Strategy Series M's taxable income or loss.

         D.       CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, N.A. account which pays money market rates and are accounted for at cost plus accrued interest.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------

         E.       USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Multi-Strategy Series M's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
         OTHER

         CAI,  as  Adviser,   provides  certain  management  and  administrative
         services to Multi-Strategy Series M, including, among other things, providing office space and other support services. In consideration for such services, Multi-Strategy Series M will pay the Adviser a monthly management fee equal to 0.167% (2.00% on an annualized basis) of end of month Members' Capital. The Adviser will pay a portion of the fee to its affiliates.

         Placement agents may be retained by the Company to assist in the placement of Units. A placement agent, which may be affiliated with the Adviser, will generally be entitled to receive a fee from each investor in the Company whose Units the Agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series. Placement agents may also be reimbursed by the Company with respect to certain out-of-pocket expenses.

         At this time, Citigroup Global Markets, Inc., an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc., serves as the sole placement agent of the Multi-Strategy Series M Units.

         Multi-Strategy Series M pays CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain expenses. CAI, as Administrator, has retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of PNC Bank, N.A., to assist in the performance of its administrative duties. PFPC provides certain accounting, record keeping, tax and investor related services.

         Receivable  from  affiliate   represents   amounts  due  from  CAI  for
         reimbursement of organizational expenses.

         Each Director who is not an "interested person" of Multi-Strategy Series M, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $500. Any Director who is an "interested person" does not receive any annual or other fee from Multi-Strategy Series M. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Multi-Strategy Series M for the period April 1, 2003 through September 30, 2003 were $7,596.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------

         PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of Multi-Strategy Series M's assets and provides custodial services for Multi-Strategy Series M. Fees payable to the custodian and reimbursement for certain expenses are paid by Multi-Strategy Series M.

     4.  SECURITIES TRANSACTIONS

         The following table lists the aggregate purchases, proceeds from sales of Investment Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of and for the period from April 1, 2003 through September 30, 2003. At September 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

         Aggregate purchases                         $24,810,000
         Aggregate proceeds from sales               $3,703,047
         Gross unrealized appreciation               $4,573,681
         Gross unrealized depreciation               $2,052,345
         Net unrealized appreciation                 $2,521,336

     5.  CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

         Generally, initial and additional subscriptions for Units may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Units in Multi-Strategy Series M. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Multi-Strategy Series M to repurchase Units from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Units from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

         Net profits or net losses of Multi-Strategy Series M for each month-end will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each month in accordance with the Members' respective investment percentages for the month.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which Multi-Strategy Series M invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES M


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - SEPTEMBER 30, 2003 (CONTINUED)
--------------------------------------------------------------------------------

     7.  SUBSEQUENT EVENT

         In its September 18, 2003 meeting, the Board of Directors approved the Adviser's recommendation that a tender offer be made for up to 5% of the outstanding Multi-Strategy Series M Units. The tender offer period began on October 23, 2003 and will expire on November 24, 2003. Units tendered will be redeemed at the unaudited net asset value per Unit as of December 31, 2003.






ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Citigroup  Alternative   Investments   Multi-Adviser  Hedge  Fund
               -----------------------------------------------------------------
Portfolios LLC
--------------

By (Signature and Title)*  /s/ Clifford De Souza
                         -------------------------------------------------------
                                    Clifford De Souza, President
                                    (principal executive officer)

Date    November 30, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Clifford De Souza
                         -------------------------------------------------------
                                    Clifford De Souza, President
                                    (principal executive officer)

Date    November 30, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Claudio Macchetto
                         -------------------------------------------------------
                                    Claudio Macchetto, Chief Financial Officer
                                    (principal financial officer)

Date    December 1, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.